Global Atlantic Portfolios

Global Atlantic American Funds® Managed Risk Portfolio

Global Atlantic Balanced Managed Risk Portfolio

Global Atlantic BlackRock Selects Managed Risk Portfolio

Global Atlantic Franklin Dividend and Income Managed Risk Portfolio

Global Atlantic Growth Managed Risk Portfolio

Global Atlantic Moderate Growth Managed Risk Portfolio

Global Atlantic Select Advisor Managed Risk Portfolio

Global Atlantic Wellington Research Managed Risk Portfolio

(each a series of Forethought Variable Insurance Trust)

Class II Shares

Supplement dated October 11, 2024

to the Prospectus

dated May 1, 2024, as supplemented to date (the “Prospectus”)

I.	Effective as of June 30, 2024, David Clayton no longer serves as a portfolio manager of the Global Atlantic BlackRock Selects Managed Risk Portfolio (the “Portfolio”) as a result of his retirement from BlackRock Investment Management, LLC on June 30, 2024. Also, effective June 30, 2024, Randy Berkowitz was added as a portfolio manager for the Portfolio. Accordingly, effective immediately, all references to Mr. Clayton in the Prospectus are deleted in their entirety. Russ Koesterich (with respect to the capital appreciation and income portion) and Adam Schenck and Maria Schiopu (with respect to the managed risk portion) will continue to serve as portfolio managers for the Portfolio.

A.	The information under the heading “PORTFOLIO SUMMARY: Global Atlantic BlackRock Selects Managed Risk Portfolio – Management” for the Portfolio is updated to include the following row above the row for Mr. Schenck:

Randy Berkowitz	Managing Director of BlackRock	June 30, 2024

B.	Under the heading “MANAGEMENT – PORTFOLIO MANAGERS,” the following is added:

Randy Berkowitz, CFA, Managing Director of BlackRock

Mr. Berkowitz, Managing Director, is a member of the Global Allocation team. He is a Senior Investor and Head of quantitative strategies and research which serves to drive the team’s asset allocation process, security sizing and risk management. Mr. Berkowitz joined the BlackRock Global Allocation team in 2008 to oversee the build-out of the team’s quantitative analytic capabilities and subsequently conduct fundamental research. In 2016, he led the development of the quantitative strategies and research for Global Allocation. He joined BlackRock in 2004 as an Analyst in the Portfolio Analytics Group where he helped design and deliver analytic solutions to BlackRock’s Portfolio Management teams. In this role, he led strategic initiatives to improve BlackRock’s Green Package analytic suite. Mr. Berkowitz helped manage the Merrill Lynch Investment Managers / BlackRock Equity integration for the Portfolio Analytics Group in 2007. Mr. Berkowitz earned a BA degree in Astrophysics from Columbia University in 2004. He is a CFA® Charterholder.

II.

Effective September 30, 2024, Nicholas P.B. Getaz and Sonal Desai will no longer serve as portfolio managers of Global Atlantic Franklin Dividend and Income Managed Risk Portfolio (the “Portfolio”). Also, effective September 30, 2024, Michael Salm will serve as a portfolio manager for the capital appreciation and income portion of the Portfolio. Accordingly, effective immediately, all references to Mr. Getaz and Dr. Desai in the Prospectus are deleted in their entirety. Matt Quinlan, Amritha Kasturirangan, Nayan Sheth, Patrick Klein, Tina Chou, and Thomas Runkel (with respect to the capital appreciation and income portion) and Adam Schenck and Maria Schiopu (with respect to the managed risk portion) will continue to serve as portfolio managers for the Portfolio.

A.	The information under the heading “PORTFOLIO SUMMARY: Global Atlantic Franklin Dividend and Income Managed Risk Portfolio – Management” for the Portfolio is updated to include the following row below the row for Mr. Klein:

Michael Salm	Senior Vice President and Portfolio Manager for Franklin Templeton Fixed Income Group of Franklin Advisers	September 30, 2024

B.	Under the heading “MANAGEMENT – PORTFOLIO MANAGERS,” the following is added:

Michael Salm, Senior Vice President and Portfolio Manager for Franklin Templeton Fixed Income Group of Franklin Advisers

Mr. Salm is a senior vice president and portfolio manager for Franklin Templeton Fixed Income Multi-Sector and Securitized strategies in Boston, Massachusetts, United States.

Mr. Salm has been in the investment industry since 1989. Prior to his current role, Mr. Salm was the Chief Investment Officer of Fixed Income for Putnam and a member of Putnam’s Operating Committee. He oversaw the strategy and positioning of Putnam’s fixed-income portfolios. Mr. Salm specializes in investment strategies related to mortgage and structured credit products and interest-rate and volatility derivatives and served as Co-Head of Fixed Income.

Prior to joining Putnam, he was a Mortgage Specialist at BlackRock Financial Management from 1996 to 1997, a Vice President and Trader at Nomura Securities from 1994 to 1996, a Vice President and Structurer at Nikko Securities from 1993 to 1994, and an Analyst at Fitch Investor Services from 1991to 1992. Mr. Salm began his investment career as an Analyst at Security Pacific Bank and Bankers Trust from 1989 to 1991.Mr. Salm earned a B.S. in Applied Economics and Management from Cornell University.

This Supplement and the Summary Prospectus, Prospectus, and Statement of Additional Information provide information that you should know before investing in a Portfolio. These documents have been filed with the Securities and Exchange Commission and are incorporated herein by reference.  These documents are available upon request and without charge by calling 877-355-1820.

Please retain this Supplement for future reference.

FVIT-1076_101124

Global Atlantic Portfolios

Global Atlantic American Funds® Managed Risk Portfolio

Global Atlantic Balanced Managed Risk Portfolio

Global Atlantic BlackRock Selects Managed Risk Portfolio

Global Atlantic Franklin Dividend and Income Managed Risk Portfolio

Global Atlantic Growth Managed Risk Portfolio

Global Atlantic Moderate Growth Managed Risk Portfolio

Global Atlantic Select Advisor Managed Risk Portfolio

Global Atlantic Wellington Research Managed Risk Portfolio

(each a series of Forethought Variable Insurance Trust)

Class II Shares

Supplement dated October 11, 2024

to the Statement of Additional Information

dated May 1, 2024, as supplemented to date (the “SAI”)

I.	Effective as of June 30, 2024, David Clayton no longer serves as a portfolio manager of the Global Atlantic BlackRock Selects Managed Risk Portfolio (the “Selects Managed Risk Portfolio”) as a result of his retirement from BlackRock Investment Management, LLC on June 30, 2024. Also, effective June 30, 2024, Randy Berkowitz was added as a portfolio manager for the Selects Managed Risk Portfolio. Accordingly, effective immediately, all references to Mr. Clayton in the SAI are deleted in their entirety.

A.	Under the heading “PORTFOLIO MANAGERS,” the first paragraph is deleted and replaced with the following:

Russ Koesterich and Randy Berkowitz (with respect to the capital appreciation and income portion) and Adam Schenck and Maria Schiopu (with respect to the managed risk portion) are portfolio managers of the Global Atlantic BlackRock Selects Managed Risk Portfolio and are responsible for the day-to-day management of the Portfolio.

B.	The information under the heading “PORTFOLIO MANAGERS – BlackRock,” is updated to include the following:

BlackRock
Account Type	Number of Accounts by Account Type	Total Assets By Account Type	Number of Accounts by Type Subject to a Performance Fee	Total Assets By Account Type Subject to a Performance Fee

Randy Berkowitz*
Registered Investment Cos.	4	$5.24 billion	0	N/A
Other Pooled Investment Vehicles	4	$1.68 billion	0	N/A
Other Accounts	0	N/A	0	N/A

*	Information as of June 30, 2024

C.	Under the heading “PORTFOLIO MANAGERS – Ownership of Securities,” the sentence is deleted and replaced with the following:

The portfolio managers, except Mr. Berkowitz and Mr. Salm, did not own shares of the Portfolios they manage as of December 31, 2023. Mr. Berkowitz did not own shares of the Portfolio he manages as of June 30, 2024. Mr. Salm did not own shares of the Portfolio he manages as of August 31, 2024.

II.      Effective September 30, 2024, Nicholas P.B. Getaz and Sonal Desai will no longer serve as portfolio managers of the Global Atlantic Franklin Dividend and Income Managed Risk Portfolio (the “Franklin Dividend and Income Managed Risk Portfolio”).  Also, effective September 30, 2024, Michael Salm will serve as a portfolio manager for the Franklin Dividend and Income Managed Risk Portfolio.  Accordingly, effective September 30, 2024, all references to Mr. Getaz and Dr. Desai in the SAI are deleted in their entirety.

A.	Under the heading “PORTFOLIO MANAGERS,” the second paragraph is deleted and replaced with the following:

Matt Quinlan, Amritha Kasturirangan and Nayan Sheth (with respect to the equity sleeve of the capital appreciation and income component) and Patrick Klein, Michael Salm, Tina Chou and Thomas Runkel (with respect to the fixed-income sleeve of the capital appreciation and income component) and Adam Schenck and Maria Schiopu (with respect to the managed risk portion) are portfolio managers of the Global Atlantic Franklin Dividend and Income Managed Risk Portfolio and are responsible for the day-to-day management of the Portfolio.

B.	The information under the heading “PORTFOLIO MANAGERS – Franklin Advisers,” is updated to include the following:

Franklin Advisers
Account Type	Number of Accounts by Account Type	Total Assets By Account Type	Number of Accounts by Type Subject to a Performance Fee	Total Assets By Account Type Subject to a Performance Fee

Michael Salm*
Registered Investment Cos.	21	$15.45 billion	1	$599.3 million
Other Pooled Investment Vehicles	26	$9.53 billion	0	N/A
Other Accounts	8	$1.48 billion	1	$400.5 million

*	Information as of August 31, 2024

This Supplement and the Summary Prospectus, Prospectus, and Statement of Additional Information provide information that you should know before investing in a Portfolio. These documents have been filed with the Securities and Exchange Commission and are incorporated herein by reference.  These documents are available upon request and without charge by calling 877-355-1820.

Please retain this Supplement for future reference.

FVIT-1077_101124